Operating Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
future Minimum Annual Rental Commitments

Approximate future minimum annual rental commitments under these operating leases as of December 31, 2017 are as follows (in thousands):

Years Ending December 31,	Amount
2018	$8,176
2019	5,978
2020	4,661
2021	3,830
2022	3,175
2023 and thereafter	3,964

Total	$29,784